SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2022
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of stock options granted
	Six months ended June 30, 2022
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	5,186,446	$3.40	4.01	$534
Granted	155,000	1.80
Exercised	(88,115)	1.29
Forfeited or expired	(673,118)	5.43

Outstanding at end of the period	4,580,213	3.09	3.78	$472

Options exercisable at end of the period	2,156,147	$2.90	2.63	$250

Vested and expected to vest	4,156,424	$3.08	3.66	$418

Schedule of RSUs granted
	Number of RSUs	Aggregate intrinsic value

Unvested at beginning of year	699,679	$1,805
Granted	78,600
Vested	(12,312)
Forfeited	(69,443)

Unvested at end of period	696,524	$1,790

Schedule of equity-based compensation expense
	Six months ended June 30,
	2021	2022
	Unaudited

Cost of revenues	71	257
Research and development	113	20
Sales and Marketing	154	579
General and administrative	299	579

Total share-based compensation expense	$637	$1,435